Loans, net - Summary of credit quality and maximum exposure to credit risk (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 40,519,423	S/ 37,136,853
Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	43,081,904	38,257,144	S/ 34,055,208
Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,572,128	2,245,186
Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,678	8,444
Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,436,258	886,441
Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,611,931	4,101,977
Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,607	22,607
Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,455	7,800
Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,001,567	17,479,006
Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	833,836	1,172,080
Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,678	8,444
Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	229,057	190,729
Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,416,175	12,821,567
Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,015,382	610,988
Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,703,607	400,401
Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,721,267	7,206,445
Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	649,966	427,193
Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	443,480	247,962
Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,942,895	750,126
Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	72,944	34,925
Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	60,114	47,349
High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	30,324,629	28,585,777
High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,398,624	3,795,900
High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,633,358	12,840,235
High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,824,559	9,496,185
High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,471,121	5,698,512
High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,395,591	550,845
Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,889,104	5,203,382
Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	172,878	226,978
Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,868,508	2,732,820
Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,198,315	1,755,639
Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	567,501	616,318
Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	254,780	98,605
Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,852,107	1,327,914
Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,367	48,692
Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	429,130	534,698
Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	674,312	558,354
Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	589,199	216,460
Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	159,466	18,402
Stage 1 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	34,893,278	34,822,014	30,382,175
Stage 1 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	790,257	1,474,310
Stage 1 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,042,757	3,849,152
Stage 1 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	19,502,174	16,594,779
Stage 1 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	419,007	1,069,813
Stage 1 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,681,889	11,126,808
Stage 1 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	133,187	167,295
Stage 1 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,320,420	6,478,935
Stage 1 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	233,595	225,687
Stage 1 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,388,795	621,492
Stage 1 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,468	11,515
Stage 1 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	29,056,184	28,314,167
Stage 1 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,938,193	3,733,040
Stage 1 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	15,876,174	12,786,786
Stage 1 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,615,423	9,319,421
Stage 1 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,447,111	5,676,737
Stage 1 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,117,476	531,223
Stage 1 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,354,168	4,675,010
Stage 1 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	104,499	108,515
Stage 1 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,902,150	2,605,473
Stage 1 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	798,142	1,443,966
Stage 1 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	422,425	550,656
Stage 1 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	231,451	74,915
Stage 1 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	692,669	358,527
Stage 1 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	65	7,597
Stage 1 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	304,843	132,707
Stage 1 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	135,137	196,126
Stage 1 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	217,289	25,855
Stage 1 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	35,400	3,839
Stage 2 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,744,690	2,540,245	2,858,361
Stage 2 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,781,871	770,876
Stage 2 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	539,112	222,418
Stage 2 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,262,658	685,054
Stage 2 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	414,829	102,267
Stage 2 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,030,679	1,294,358
Stage 2 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	882,195	443,693
Stage 2 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	957,367	479,548
Stage 2 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	416,371	201,506
Stage 2 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	493,986	81,285
Stage 2 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	68,476	23,410
Stage 2 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,268,445	271,610
Stage 2 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	460,431	62,860
Stage 2 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	757,184	53,449
Stage 2 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	209,136	176,764
Stage 2 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	24,010	21,775
Stage 2 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	278,115	19,622
Stage 2 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,534,936	528,372
Stage 2 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	68,379	118,463
Stage 2 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	966,358	127,347
Stage 2 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	400,173	311,673
Stage 2 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	145,076	65,662
Stage 2 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	23,329	23,690
Stage 2 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,159,438	969,387
Stage 2 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,302	41,095
Stage 2 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	124,287	401,991
Stage 2 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	539,175	362,228
Stage 2 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	371,910	190,605
Stage 2 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	124,066	14,563
Stage 3 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,443,936	894,885	S/ 814,672
Stage 3 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,678	8,444
Stage 3 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,436,258	886,441
Stage 3 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	30,062	30,407
Stage 3 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,607	22,607
Stage 3 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,455	7,800
Stage 3 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	236,735	199,173
Stage 3 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,678	8,444
Stage 3 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	229,057	190,729
Stage 3 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,703,607	400,401
Stage 3 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,703,607	400,401
Stage 3 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	443,480	247,962
Stage 3 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	443,480	247,962
Stage 3 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	60,114	47,349
Stage 3 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	60,114	S/ 47,349
Stage 3 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables